Goodwill and Other Intangible Assets (Schedule of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Intangible assets, gross	$ 716,664	$ 712,569
Accumulated amortization	129,098	90,239
Net book value of amortizable intangible assets	587,566	622,330
Developed technology [Member]
Finite-lived intangible assets	474,750	447,842
Accumulated amortization	81,007	54,029
Patents [Member]
Finite-lived intangible assets	14,378	14,065
Accumulated amortization	7,324	6,523
Trademarks and trade names [Member]
Finite-lived intangible assets	59,046	59,019
Accumulated amortization	6,644	3,817
Customer relationships [Member]
Finite-lived intangible assets	102,995	100,679
Accumulated amortization	17,452	10,793
Non-compete agreement [Member]
Finite-lived intangible assets	10,843	10,354
Accumulated amortization	2,579	1,249
Capitalized software development costs [Member]
Finite-lived intangible assets	17,137	16,612
Accumulated amortization	14,092	13,828
In-process research and development [Member]
Indefinited lived intangible assets	37,515	63,998
Accumulated amortization
Research and development, developed technology [Member]
Finite-lived intangible assets	$ 23,700	$ 26,900
Useful life	7 years